Shareholder Fees {- Fidelity International Capital Appreciation K6 Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity International Capital Appreciation K6 Fund PRO-04 | Fidelity International Capital Appreciation K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none